Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Book Value Of Loans Which Served As Collateral	$ 1,986	$ 0
Notes payable secured	829	0	$ 0
First Financial Bank [Member]
Book Value Of Loans Which Served As Collateral	1,358	0
Notes payable secured	607	0
Seven Kings Holdings Inc [Member]
Book Value Of Loans Which Served As Collateral	628	0
Notes payable secured	$ 222	$ 0